Lincoln National Variable Annuity Account C Individual Variable Annuity
Contracts

Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com

This Prospectus describes individual variable annuity contracts that are issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with non-qualified and qualified retirement plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contracts are designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If the annuitant dies before the annuity commencement date, we will pay your beneficiary a death benefit.

This Prospectus offers three types of contracts. They are a single premium deferred annuity, a flexible premium deferred annuity and a periodic premium deferred annuity.

The minimum purchase payments requirement for each contract will not exceed:

1.Single premium deferred contract: $1,000 for Roth IRAs, Traditional IRAs and
  SEPs; $3,000 for all others;

2.Flexible premium deferred contract (Multi-Fund(R) 2, 3, 4,): $1,000 for Roth
  IRAs, Traditional IRAs and SEPs; $3,000 for all others (minimum $100 subsequent purchase payment); and

3.Periodic premium deferred contract (Multi-Fund(R) 1): $600 per contract year
  (minimum $25 per purchase payment).

You choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. If you put all your purchase payments into the fixed account, we guarantee your principal and a minimum interest rate. We limit withdrawals and transfers from the fixed side of the contract. See ''Fixed side of the contract.''

All purchase payments for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If you put all or some of your purchase payments into one or more of the contract's subaccounts you take all the investment risk on the contract value and the retirement income. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the funds you select. We do not guarantee how any of the subaccounts will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

The available funds are listed below:

AllianceBernstein Variable Products Series Fund, Inc. (VP) (Class B)
   Growth Portfolio
   Technology Portfolio
American Funds Insurance Series (Class 2)
   Growth Fund
   International Fund
Baron Capital Funds Trust (Insurance Class)
   Baron Capital Asset Fund
Delaware VIP Trust
   Delaware VIP Global Bond Series (Standard Class)
   Delaware VIP Large Cap Value Series (Standard Class)
   Delaware VIP REIT Series (Standard Class)
   Delaware VIP Small Cap Value Series (Service Class)
   Delaware VIP Trend Series (Standard Class)
Fidelity(R) Variable Insurance Products (VIP)
   Contrafund(R) Portfolio (Service Class)
   Growth Portfolio (Service Class)
Janus Aspen Series (Institutional Class)
   Worldwide Growth Portfolio
Lincoln Variable Insurance Products Trust (VIP) (Standard Class)
   Aggressive Growth Fund
   Bond Fund
   Capital Appreciation Fund
   Equity Income Fund
   Global Asset Allocation Fund
   Growth and Income Fund
   International Fund
   Managed Fund
   Money Market Fund
   Social Awareness Fund
   Special Opportunities Fund
MFS(R) Variable Insurance Trust/SM/ (VIT) (Initial Class)
   Utilities Series
Neuberger Berman Advisors Management Trust (AMT)
   Mid-Cap Growth Portfolio
   Partners Portfolio
Putnam Variable Trust (VT) (Class IB)
   Health Sciences Fund
Scudder Investment VIT Funds Trust (Class A)
   Equity 500 Index Fund
   Small Cap Index Fund

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the Prospectuses for the funds that accompany this prospectus, and keep the Prospectuses for reference.

Neither the SEC nor any state securities commission has approved the contracts or determined that this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions, or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about Lincoln Life and the VAA are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2003.

Table of Contents

                  Item                                    Page
                  --------------------------------------------
                  Special terms                             2
                  --------------------------------------------
                  Expense tables                            3
                  --------------------------------------------
                  Summary                                   7
                  --------------------------------------------
                  Investment results                        8
                  --------------------------------------------
                  Financial statements                      8
                  --------------------------------------------
                  Lincoln National Life Insurance Company   8
                  --------------------------------------------
                  Fixed side of the contract                8
                  --------------------------------------------
                  Variable annuity account (VAA)            8
                  --------------------------------------------
                  Investments of the VAA                    9
                  --------------------------------------------
                  Charges and other deductions             11
                  --------------------------------------------
                  The contracts                            14
                  --------------------------------------------
                  Annuity payouts                          20
                  --------------------------------------------

                Item                                        Page
                --------------------------------------------
                Federal tax matters                          23
                --------------------------------------------
                Voting rights                                27
                --------------------------------------------
                Distribution of the contracts                27
                --------------------------------------------
                Return privilege                             27
                --------------------------------------------
                State regulation                             28
                --------------------------------------------
                Restrictions under the Texas Optional
                Retirement Program                           28
                --------------------------------------------
                Records and reports                          28
                --------------------------------------------
                Other information                            28
                --------------------------------------------
                Legal Proceedings                            28
                --------------------------------------------
                Statement of Additional Information
                table of contents for the VAA                29
                --------------------------------------------
                Appendix A--Condensed financial information A-1
                --------------------------------------------

Special terms

In this prospectus the following terms have the indicated meanings.

Account or variable annuity account (VAA)--The segregated investment account, Lincoln National Variable Annuity Account C, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation Unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity benefit payments made after an annuity commencement date are based.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout option--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you designate to receive any death benefit paid if the annuitant dies before the annuity commence- ment date.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the annuitant dies. A Guaranteed Death Benefit (GMDB) or an Enhanced Guaranteed Minimum Death Benefit (EGMDB) may be available.

i4LIFE/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Purchase payments--Amounts paid into the contract.

Subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

     The maximum surrender charge (contingent deferred sales charge) as a percentage of contract value (for single premium and periodic premium contracts), or of purchase payments (for flexible premium contracts), surrendered/withdrawn:

                                             7.0%* (single and flexible)
                                             8.0%* (periodic)

     *The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive these charges in certain situations. See Charges and other deductions--Surrender charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

     Annual Account Fee: Periodic Multi-Fund(R) 1, and Flexible Premium Multi-Fund(R) 2 Contract Only: $25

VAA annual expenses:
(as a percentage of average net assets):

                                                 With Enhanced         Without Enhanced
                                                 Guaranteed Minimum    Guaranteed Minimum
                                                 Death Benefit (EGMDB) Death Benefit (EGMDB)
                                                 --------------------- ---------------------
Mortality and expense risk charge                       1.002%                1.002%
Enhanced guaranteed minimum death benefit charge        0.300%                0.000%
                                                        ------                ------
Total annual charge for each VAA subaccount             1.302%                1.002%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses                                                                    Minimum Maximum
(expenses that are deducted from fund assets, including management fees, distribution (12b-1) fees, and
other expenses)                                                                                          0.32%   1.46%
                                                                                                         -----   -----

Net Total Annual Fund Operating Expenses                                                                Minimum Maximum
(after contractual waivers/reimbursements)                                                               0.30%   1.46%
                                                                                                         -----   -----

The following table shows the expenses charged by each fund for the year ended December 31, 2002:
(as a percentage of each fund's average net assets):


                                                             Management                     Other Expenses      Total Expenses
                                                             Fees (Before Any               (Before Any         (Before Any
                                                             Waivers/             12b-1     Waivers/            Waivers/
                                                             Reimbursements)  +   Fees  +   Reimbursements) =   Reimbursements)
------------------------------------------------------------ ---------------- -   ----- -   --------------- -   ---------------
AllianceBernstein VP Growth Portfolio
 (Class B)                                                        0.75%           0.25%          0.13%               1.13%
--------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Technology Portfolio (Class B)                1.00            0.25           0.21                1.46
--------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund (Class 2)                               0.38            0.25           0.02                0.65
--------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund
 (Class 2)                                                         0.57            0.25           0.06                0.88
--------------------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund (Insurance
 Class)                                                            1.00            0.25           0.17                1.42
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Global Bond Series
 (Standard Class)/1/                                               0.75            0.00           0.06                0.81
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Standard Class)/2/            0.65            0.00           0.10                0.75
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Standard
 Class)/3/                                                         0.75            0.00           0.09                0.84
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series
 (Service Class)/4/                                                0.75            0.25           0.10                1.10
--------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Standard
 Class)/5/                                                         0.75            0.00           0.09                0.84
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
 (Service Class)                                                   0.58            0.10           0.10                0.78
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
 (Service Class)                                                   0.58            0.10           0.09                0.77
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 (Institutional Class)                                             0.65            0.00           0.05                0.70
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth Fund
 (Standard Class)/6/                                               0.74            0.00           0.16                0.90
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Bond Fund (Standard
 Class)/6/                                                         0.39            0.00           0.09                0.48
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 (Standard Class)/6/                                               0.73            0.00           0.09                0.82
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Equity Income Fund
 (Standard Class)/6/                                               0.74            0.00           0.09                0.83
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund (Standard Class)/6/       0.74            0.00           0.31                1.05
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income Fund
 (Standard Class)/6/                                               0.32            0.00           0.06                0.38
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP International Fund
 (Standard Class)/6/                                               0.85            0.00           0.20                1.05
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Managed Fund (Standard
 Class)/6/                                                         0.39            0.00           0.11                0.50
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Money Market Fund (Standard
 Class)/6/                                                         0.42            0.00           0.10                0.52
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund
 (Standard Class)/6/                                               0.35            0.00           0.08                0.43
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Special Opportunities Fund
 (Standard Class)/6/                                               0.41            0.00           0.10                0.51
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series (Initial
 Class)/7/                                                         0.75            0.00           0.19                0.94
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio                                                         0.84            0.00           0.11                0.95
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                            0.83            0.00           0.08                0.91
--------------------------------------------------------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class
 1B)                                                               0.70            0.25           0.13                1.08
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index (Class
 A)/8/                                                             0.20            0.00           0.12                0.32
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index (Class A)/9/                           0.35            0.00           0.26                0.61
--------------------------------------------------------------------------------------------------------------------------------

                                                             Total Contractual Total Expenses
                                                             Waivers/          (After Contractual
                                                             Reimbursements    Waivers/
                                                             or Recoupments    Reimbursements)
                                                             (if any)          or Recoupments
------------------------------------------------------------ ----------------- ------------------
AllianceBernstein VP Growth Portfolio
 (Class B)
-------------------------------------------------------------------------------------------------
AllianceBernstein VP Technology Portfolio (Class B)
-------------------------------------------------------------------------------------------------
American Funds Growth Fund (Class 2)
-------------------------------------------------------------------------------------------------
American Funds International Fund
 (Class 2)
-------------------------------------------------------------------------------------------------
Baron Capital Asset Fund (Insurance
 Class)
-------------------------------------------------------------------------------------------------
Delaware VIP Global Bond Series
 (Standard Class)/1/
-------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series (Standard Class)/2/
-------------------------------------------------------------------------------------------------
Delaware VIP REIT Series (Standard
 Class)/3/
-------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series
 (Service Class)/4/
-------------------------------------------------------------------------------------------------
Delaware VIP Trend Series (Standard
 Class)/5/
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
 (Service Class)
-------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
 (Service Class)
-------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 (Institutional Class)
-------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Bond Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Equity Income Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP International Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Managed Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Money Market Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
Lincoln VIP Special Opportunities Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series (Initial
 Class)/7/
-------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio
-------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio
-------------------------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class
 1B)
-------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index (Class
 A)/8/                                                            (0.02)%            0.30%
-------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index (Class A)/9/                           (0.16)             0.45
-------------------------------------------------------------------------------------------------

(1)The investment advisor for the Delaware VIP Global Bond Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 1.00%. Effective May 1, 2003 through April 30, 2004, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(2)The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.75% for the fiscal year 2002. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.

(3)The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses

   (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(4)The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
   0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2003 through April 30, 2004, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(5)The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)The fees and expenses shown in the table have been restated to reflect a new management agreement effective January 1, 2003, which shareholders approved on December 9, 2002, and a new administration agreement that also became effective January 1, 2003. The aggregate fees and expenses charged to the fund pursuant to the new agreement are higher than the fees and expenses previously charged to the fund.

(7)Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for each series and would equal 0.93% Utilities.

(8)The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(9)The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of the average daily net assets of the Fund until April 30, 2005.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and the maximum fees and expenses of any of the funds, and that the EGMDB is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

                             Periodic Single  MF2   MF3&MF4
                             -------- ------ ------ -------
                    1 year    $1,075  $  995 $  985 $  979
                    3 years    1,646   1,391  1,375  1,357
                    5 years    2,246   1,795  1,790  1,760
                    10 years   3,369   3,092  3,149  3,092

2) If you do not surrender your contract at the end of the applicable time period:

                             Periodic Single  MF2   MF3&MF4
                             -------- ------ ------ -------
                    1 year    $  255  $  279 $  285 $  279
                    3 years      785     857    875    857
                    5 years    1,341   1,460  1,490  1,460
                    10 years   2,858   3,092  3,149  3,092


The Expense Tables reflect expenses of the VAA as well as the maximum expense of any of the underlying funds. For the single premium deferred contract and the flexible premium (Multi-Fund(R) 2,3,4) deferred contracts, the examples assume that an enhanced death benefit is in effect. Without this benefit, expenses would be lower.

For more information, see "Charges and other deductions" in this Prospectus, and the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. We also reserve the right to impose a charge on transfers between subaccounts and to and from the fixed account. Currently, there is no charge. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See "The Contracts"--i4LIFE/SM/ Advantage (IRA Annuity Contracts ONLY) and i4LIFE/SM/ Advantage (Non-Qualified Annuity Contracts ONLY) including the Guaranteed Income Benefit Rider. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those.

Summary

What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See "The contracts." This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by states.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account (VAA). Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What are the contract's investment choices? Based upon instructions, the VAA applies contributions to buy shares in one or more of the funds: See "Investments of the VAA--Description of Funds."

Who advises the Funds? Several different investment advisors manage the funds. See "Investments of the VAA--Investment Advisers."

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See "The contracts".

What charges do I pay under the contract? If you withdraw contract value, you pay a surrender charge from 0% to 8%, depending upon how many contract years have elapsed (single premium and periodic premium), or how many contract years the purchase payment has been in the contract (flexible premium), and which type of contract you choose. We may waive surrender charges in certain situations. See "Charges and other deductions--Surrender charges."

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We charge an annual account charge of $25 under the Multi-Fund(R) 1 periodic and Multi-Fund(R) 2 flexible premium contracts.

We apply an annual charge totaling 1.302% of net asset value of the VAA. This charge includes 1.002% as a mortality and expense risk charge. If the enhanced death benefit is not in effect, the annual charge is 1.002%. "See Charges and other deductions."

Charges may also be imposed during the regular income or annuity payout period, including if you elect i4LIFE/SM/ Advantage. See the "Contracts and Annuity Payouts."

Each fund pays a management fee based on its average daily net asset value. See "Investments of the variable annuity account--Investment Adviser." Each fund also has additional operating expenses. These are described in the Prospectuses for the fund.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts for each type of contract, your payments may be flexible. See "The contracts--Purchase Payments."

How will my annuity payouts be calculated? If you decide to annuitize, you select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See "Annuity Payouts--Annuity Options."

What is i4LIFE/SM/ Advantage? i4LIFE/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE/SM/ Advantage payout phase, based on the i4LIFE/SM/ Advantage death benefit you choose.

What happens if the annuitant dies before I annuitize? The death benefit provision applicable under your contract depends on whether your contract is a single premium deferred, flexible premium deferred or periodic premium deferred contract. See "Death benefit before commencement date" and "i4LIFE/SM/ Advantage (IRA Annuity Contracts Only)" for an explanation of the death benefit provision applicable to each contract type.

May I transfer contract value between variable subaccounts and between the variable and fixed side of the contract? Yes, with certain limits (for example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year). See "The Contracts"--transfers on or before the annuity commencement date; transfers after the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, with certain limits. The surrender or withdrawal will be subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See "The contracts--Surrenders and withdrawals. If you surrender the con tract or make a withdrawal", certain charges may apply. See "Charges and other deductions". A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See "Federal tax matters."

Do I get a free look at this contract? Yes. you can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. See "Return privilege."

Where may I find more information about the accumulated unit values? The appendix to this Prospectus provides more information about accumulated unit values.

Investment results

The VAA advertises the annual performance of the subaccounts for the funds on both a standardized and nonstandardized basis.

The standardized calculation measures average annual total return. This is based on a hypothetical $1,000 payment made at the beginning of a one-year, a five-year, and a 10-year period. This calculation reflects all fees and charges that are or could be imposed on all contractowner accounts.

The nonstandardized calculation compares changes in accumulation unit values from the beginning of the most recently completed calendar year to the end of that year. It may also compare changes in accumulation unit values over shorter or longer time periods. This calculation reflects mortality and expense risk fees. It also reflects management fees and other expenses of the fund. It does not include surrender charges or the account charge; if included, they would decrease the performance.

The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized. During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and of Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance
Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.

Fixed side of the contract

The portion of the contract value allocated to the fixed side of the contract becomes part of Lincoln Life's general account, and does not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Department of Insurance as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

The portion of the contract value allocated to the fixed side of the contract is guaranteed to be credited with a minimum interest rate, specified in the contract. For flexible premium Multi-Fund(R) 4 contracts, the minimum credited interest rate will be 3% in all years. For all other Multi-Fund(R) contracts, the minimum credited interest rate will be 4.5% in the first five contract years, 4.0% in contract years six through ten, and 3.5% in all contract years after ten. A purchase payment allocated to the fixed side of the contract is credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE GUARANTEED MINIMUM WILL BE DECLARED.

Variable annuity account (VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner, are Lincoln Life's.

The VAA satisfies the definition of separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds and series. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of the subaccount.

Investments of the VAA

You decide the subaccount(s) to which you allocate a portion of your contract value. There is a separate subaccount which corresponds to each fund. You may change your allocations without penalty or charges. Shares of the funds will be sold at net asset value with no sales charge to the VAA in order to fund the contracts. The funds are required to redeem their shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment Advisers
The investment advisers of the funds are:

AllianceBernstein Variable Products Series Fund is managed by Alliance Capital Management, L.P.

American Funds Insurance Series is managed by Capital Research and Management Company.

Baron Capital Asset Fund is managed by BAMCO, Inc.

Delaware VIP Trust is managed by Delaware Management Company. The Delaware VIP Global Bond Series is managed by Delaware International Advisers, Ltd.

Fidelity(R) Variable Insurance Products Portfolios are managed by Fidelity Investments.

Janus Aspen Series Worldwide Growth Portfolio is managed by Janus Capital Management LLC.

Lincoln VIP Aggressive Growth Fund and Lincoln VIP Global Asset Allocation Fund are managed by Delaware Management Company and sub-advised by Putnam Investment Management, LLC.

Lincoln VIP Bond Fund, Delaware VIP Growth and Income Fund, Lincoln VIP Managed Fund, Lincoln VIP Money Market Fund, Lincoln VIP Social Awareness Fund and Lincoln VIP Special Opportunities Fund are managed by Delaware Management Company.

Lincoln VIP Capital Appreciation Fund is managed by Delaware Management Company and sub-advised by Janus Capital Management LLC.

Lincoln VIP Equity Income Fund is managed by Delaware Management Company and sub-advised by Fidelity Management & Research Company (FMR).

Lincoln VIP International Fund is managed by Delaware Management Company and sub-advised by Delaware International Advisers, Ltd.

MFS(R) Variable Insurance Trust/SM/ is managed by Massachusetts Financial Services Company.

Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC.

Putnam Variable Trust is managed by Putnam Investment Management, LLC.

Scudder Asset Management VIT Funds are managed by Deutsche Asset Management.

Additional information regarding the investment advisers to each of the funds may be found in the Prospectuses for the funds enclosed in this booklet.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.

With respect to a fund (including affiliated funds), the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate).

Description of the Funds
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each of the subaccounts of the VAA is invested solely in one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders in that Fund. There is more detailed information in the current Prospectuses for the funds, which are included in this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve its stated objectives.

Funds
AllianceBernstein VP Growth Portfolio (AVP Growth subaccount): Seeks to provide long-term growth of capital. Current income is only an incidental consideration. The portfolio invests primarily in equity securities of companies with favorable earnings outlooks, which have long-term growth rates that are expected to exceed that of the U.S. economy over time.

AllianceBernstein VP Technology Portfolio (AVP Technology subaccount): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

American Funds Growth Fund (AFIS Growth subaccount): Seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds International Fund (AFIS International subaccount): Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Baron Capital Asset Fund (Capital Asset subaccount): Seeks to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.

Delaware VIP Global Bond Series (DGPF Global Bond subaccount): Seeks current income consistent with preservation of principal. Under normal circumstances, the Series will invest at least 80% of its net assets in debt obligations. The Series will invest in issuers located throughout the world.

Delaware VIP Large Cap Value Series (DGPF Growth & Income subaccount): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

Delaware VIP REIT Series (DGPF Real Estate REIT subaccount): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate trusts (REITs).

Delaware VIP Small Cap Value Series (DGPF Small Cap Value subaccount): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.

Delaware VIP Trend Series (DGPF Trend subaccount): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

Fidelity(R) VIP Contrafund(R) Portfolio (VIP Contrafund(R) II subaccount):
Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.

Fidelity(R) VIP Growth Portfolio (VIP Growth subaccount): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.

Janus Aspen Worldwide Growth Portfolio (Aspen Worldwide Growth subaccount):
Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

Lincoln VIP Aggressive Growth Fund (Aggressive Growth subaccount): Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser known companies which have a chance to grow significantly in a short time.

Lincoln VIP Bond Fund (Bond subaccount): Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.

Lincoln VIP Capital Appreciation Fund (Capital Appreciation subaccount): Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.

Lincoln VIP Equity-Income Fund (Equity-Income subaccount): Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).

Lincoln VIP Global Asset Allocation Fund (Global Asset Allocation subaccount):
Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

Lincoln VIP Growth and Income Fund (Growth and Income subaccount): Seeks long-term capital appreciation. Dividend income is a secondary consideration. The fund seeks this objective through a broadly diversified portfolio of equity securities of large-cap U.S. companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Lincoln VIP International Fund (International subaccount): Seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln VIP Managed Fund (Managed subaccount): Seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.

Lincoln VIP Money Market Fund (Money Market subaccount): Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln VIP Social Awareness Fund (Social Awareness subaccount): Seeks long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.

Lincoln VIP Special Opportunities Fund (Special Opportunities subaccount):
Seeks maximum capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

MFS(R) VIT Utilities Series (Utilities subaccount): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).

Neuberger Berman AMT Mid-Cap Growth Portfolio (AMT Mid-Cap Growth subaccount):
Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Partners Portfolio (AMT Partners subaccount): Seeks capital growth by investing mainly in common stocks of mid to large capitalization established companies using the value-oriented investment approach.

Putnam VT Health Sciences Fund (Health Sciences subaccount): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.

Scudder VIT Equity 500 Index Fund (Equity 500 Index subaccount): Seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.

Scudder VIT Small Cap Index Fund (Small Cap Index subaccount): Seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits; surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected in changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

Deductions from purchase payments
There are no front-end deductions for sales charges made from purchase payments. However, we will deduct premium taxes, when applicable.

Account charge
There is no account charge for flexible premium Multi-Fund(R) 3 and 4. Periodic premium Multi-Fund(R) 1 contracts and flexible premium Multi-Fund(R) 2 contracts will deduct $25 from the contract value on the last valuation date of each contract year to compensate us for the administrative services provided to you; this $25 account charge will also be deducted from the contract value upon surrender. Administrative services include processing applications; issuing contracts; processing purchase and redemptions of fund shares; maintaining records; providing accounting, valuation, regulatory and reporting services.

We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Surrender charges
There are charges associated with the surrender of a contract or the withdrawal of contract value (or of purchase payments, for flexible contracts). The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered. Charges are the same for surrenders/withdrawals except that, for the first withdrawal in a contract year, up to 15% of contract value (purchase payments for flexible contracts) may be withdrawn free of charges. This 15% withdrawal exception does not apply to a surrender of a contract.

A. Periodic premium deferred contract
There will be a surrender charge for the first withdrawal each contract year in excess of 15% of contract value. Any subsequent withdrawals in the same contract year or upon surrender of contract will also incur a surrender charge.

                          Contract year in which
                       surrender/withdrawal occurs
------------------------------------------------
Contract year          1   2   3   4   5   6   7   8   9   10  11+
Charge as a percent of
 proceeds withdrawn    8%  8   8   8   8   4   4   4   4   4    0

In addition, as explained previously in this prospectus, an account charge of $25 will be incurred upon surrender of the contract.

Surrender charges will be waived in the event of the death of the annuitant. If between the effective date of the contract and the annuitant's 65th birthday, the annuitant should become totally and permanently disabled [as defined in
Section 22(e)(3) of the tax code], surrender charges will also be waived. In addition, for 403(b) and 457 contracts only, surrender charges will be waived in the event the annuitant: (1) has terminated employment with the employer that sponsored the contract; and (2) has been in the contract for at least five years (the five year date beginning either November 1, 1991 or the date of the contract, whichever is later); and (3) is at least age 55. Surrender charges will be waived on the contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life, on periodic payments made under any annuity payout option made available by Lincoln
Life and on regular income payments made under i4LIFE/SM/ Advantage.

B. Single premium deferred contract or nonrecurring lump sum payment to periodic premium deferred contract

For a single premium deferred contract or a nonrecurring lump sum payment made to a periodic premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                                         Contract year in which
                                        surrender/withdrawal occurs
        -------------------------------------------------------
        Contract year                   1   2   3   4   5   6   7   8+
        Charge as a percent of proceeds
         withdrawn                      7%  6%  5%  4%  3%  2%  1%  0%

Investment gains attributable to a nonrecurring lump sum payment made to a periodic premium deferred contract will be subject to surrender charges of 8% in years 1-5, 4% in years 6-10, and no charge after the contract has been in force for 10 years.

Lump sum payments may be deposited into a periodic premium deferred contract within 12 months of the effective date of the contract. After the 12-month period, a new contract must be established for a lump sum payment.

For periodic premium deferred contracts under which a nonrecurring lump sum has been received, withdrawals will be made first from any amount subject to the lowest charge until that amount is gone.

Surrender charges will be waived in the event of the death of the annuitant. If between the effective date of the contract and the annuitant's 65th birthday, the annuitant should become totally and permanently disabled, as defined in
Section 22(e)(3) of the tax code, surrender charges will also be waived. Surrender charges will be waived on the contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life, on periodic payments made under any annuity payout option made available by Lincoln Life and on regular income payments made under i4LIFE/SM/ Advantage.

C. Flexible premium deferred contract
For a flexible premium deferred contract, the surrender/withdrawal charges (when applicable as described previously) will be:

                                       Completed contract years between
                                       date of purchase payments and date
                                       of surrender/withdrawal*
          -----------------------------------------------------------        --
          Contract year                0     1     2     3    4    5    6    7+
          Charge as a percent of total
           purchase payments
           surrendered/withdrawn in a
           contract year               7%    6%    5%    4%   3%   2%   1%   0%

* The surrender charge is calculated separately for each contract year's purchase payments.

For the first withdrawal of purchase payments in each contract year, up to 15% of purchase payments will be free of these charges. In addition, as explained previously, an account charge will be deducted for a surrender on Multi-Fund(R) 2 flexible premium contracts.

Surrender charges will be waived in the event of the death of the annuitant. If between the effective date of the contract and the annuitant's 65th birthday, the annuitant should become totally and permanently disabled, (as defined in Section 22(e)(3) of the tax code, surrender charges will also be waived. Surrender charges will be waived on the contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life, on periodic payments made under any annuity payout option made available by Lincoln Life and on regular income payments made under i4LIFE/SM/ Advantage.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased.

The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. (For purposes of calculating this charge, we assume that purchase payments are withdrawn on a first in-first out basis, and that all purchase payments are withdrawn before any earnings are withdrawn.) The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distributions costs when contractowners surrender or withdraw before distribution costs have been recovered.

Additional information
Participants in the Texas Optional Retirement Program should refer to Restrictions under the Texas Optional Retirement Program, later in this Prospectus booklet.

The charges associated with surrender/withdrawal are paid to us to compensate us for the cost of distributing the contracts.

The surrender and account charges described previously may be reduced or eliminated for any particular contract. However these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of surrender and account charges applicable to a particular contract will be stated in that contract.

In certain circumstances a holder of an annuity contract issued by Lincoln Life may decide to surrender such a contract and purchase another (second) annuity contract issued by Lincoln Life. In that instance, the surrender charges (if any) applicable to the first annuity contract may be waived (depending on the type of second contract purchased) and the funds held in the first annuity contract will be transferred to the second annuity contract.

Replacing one annuity contract with another may not be advantageous. Please review and compare the contractual terms and conditions of any potential replacement annuity contract before purchasing. See "Who can invest--replacement of existing insurance".

Deductions from the VAA for assumption of mortality and expense risks
We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.002% of the daily net asset value, to compensate us for our assumption of certain risks described below. This charge is made up of two parts: (1) our assumption of mortality risks (0.900%) and (2) our assumption of expense risks (0.102%). The level of this charge is guaranteed not to change.

Our assumption of mortality risks guarantees that the annuity payouts made to our contractowners will not be affected by annuitants receiving annuity payouts that live longer than we assumed when we calculated our guaranteed rates. We assume this mortality risk through guaranteed annuity rates incorporated into the contract which we cannot change. We also assume the risk that the charges for administrative expenses, which, we cannot change, will be insufficient to cover actual administrative costs.

If the mortality and expense risk charge proves insufficient to cover underwriting and administrative costs in excess of the charges made for administrative expenses, we will absorb the loss. However, if the amount deducted proves more than sufficient, we will keep the profit.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes will generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Deduction for the Enhanced Guaranteed Minimum Death Benefit (EGMDB)
When the EGMDB becomes effective, we will begin deducting from the VAA an amount, computed daily, which is equal to an annual rate of 0.30% of the daily net asset value. This charge will start at the beginning of the next valuation period. This charge will continue for all future contract years unless the owner elects to discontinue the EGMDB. If the EGMDB is discontinued, the 0.30% annual charge will stop at the end of the valuation period when the EGMDB is terminated. See "The contracts--Death benefit before the annuity commencement date."

Other charges and deductions
There are deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the Prospectus for the funds respectively.

Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through one of our authorized sales representatives. The completed application is sent to us and we decide if we can accept it based on our underwriting guidelines. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through, or as directed by, your sales representative or state regulator. See "Distribution of the contracts."

Once a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, the purchase payment will be returned immediately (unless you have authorized us to keep it until the application is complete). Subject to regulatory approvals, we may in the future take up to 35 days to complete an application before returning an initial purchase payment. Current applicants will be notified if we implement this procedure. Once the application is complete, the initial purchase payment must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the contract may be lawfully sold and also be eligible to participate in the type of contract for which you're applying.

For a periodic premium deferred contract, (MF1) the annuitant cannot exceed age
74. A non-recurring lump sum payment to a periodic premium deferred contract can be made through the annuitant's 84th birthday.

For a flexible premium (MF2,3,4) deferred contract or a single premium deferred contract, the annuitant cannot exceed age 84.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum purchase payment for a Single premium deferred contract will not exceed: $1,000 for Roth IRA's, Traditional IRA's and SEP's; $3,000 for all others. The minimum initial purchase payment for a flexible premium deferred contract (Multi-Fund(R) 2,3 & 4) will not exceed:
$1,000 for Roth IRA's, Traditional IRA's and SEP's; $3,000 for all others (additional subsequent purchase payment minimum not to exceed $100). For a periodic premium deferred contract (Multi-Fund(R) 1) the minimum amount of any scheduled purchase payment will not exceed $25, and the scheduled purchase payments total minimum will not exceed $600 per year. Purchase payments in any one contract year which exceed twice the amount of purchase payments made in the first contract year may be made only with our permission. Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract as long as the total contract value is at least $600. Payments may be resumed at any time if your plan permits until the annuity commencement date, the maturity date, the surrender of the contract, or payment of any death benefit, whichever comes first.

Valuation date
Accumulation and annuity units will be valued once daily as of the close of trading (normally, 4:00 p.m., New York time) on each day that the NYSE is open for trading (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments
Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any purchase payment which can be put into any one subaccount is $20 under MF1 periodic premium deferred contracts, $1,000 under single premium deferred contracts and $100 under flexible premium deferred contracts. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at the home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payments to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way shall not be changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the investments perform, but also upon the related expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and the deduction of contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1)The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2)The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3)Dividing the result by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is made for contracts with the EGMDB than for those without, each of the two types of contracts will have different corresponding accumulation unit values on any given day.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your contract value.

If you desire to apply for a loan, contact us for information on your plan's loan provisions and we will provide you with a loan brochure and the required Contract Loan Request form. A loan set-up fee will be charged where allowed by law. The loan brochure will disclose the amount of the loan set-up fee.

Transfers on or before the annuity commencement date
You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values as of the valuation date immediately following receipt of the transfer request.

For single premium deferred contracts, periodic premium Multi-Fund(R) 1 contracts and flexible premium Multi-Fund(R) 2 and 3 contracts, transfers within the VAA and between the variable and fixed account are restricted to once every 30 days. Transfers cannot be made during the first 30 days after the contract date for flexible premium Multi-Fund(R) 4 and no more than six transfers will be allowed in any Contract Year. We reserve the right to waive any of these restrictions. The minimum amount which may be transferred between subaccounts is $500 or the entire amount in the subaccount, if less than $500. If the transfer from a subaccount would leave you with less than $100 for periodic premium Multi-Fund(R) 1, flexible premium Multi-Fund(R) 2 and 3 contracts or $500 for flexible premium Multi-Fund(R) 4 contracts, we may transfer the total balance of the subaccount. (We have the right to reduce these minimum amounts.)

A transfer request may be made to us using written, telephone or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number and internet address are shown on page 1 of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the participant a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If the participant determines that a transfer was made in error, the participant must notify us within 30 days of the confirmation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).

For transfers from the Fixed Account of the Contract to the Variable Account, the sum of the percentages of fixed value transferred will be limited to 25% in any 12 month period. We reserve the right to waive any of these restrictions.

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

There is no charge to you for a transfer. However, we reserve the right to impose a charge of $10 per transfer in the future for any transfers above the maximum transfers allowed in a contract year.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Transfers after the annuity commencement date
If you select i4LIFE/SM/ Advantage option, your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date. If you do not select an i4LIFE/SM/ Advantage option you may transfer all or a portion of your investment in one subaccount to another subaccount in the VAA or to the fixed side of the contract. Those transfers will be limited to three times per contract year. However, after the annuity commencement date, no transfers are allowed from the fixed side of the contract to the subaccounts.

Additional Services
There are three additional services available to you, dollar cost averaging
(DCA), automatic withdrawal service (AWS), and cross-reinvestment/earnings sweep. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see "Advertising and sales literature" in the SAI.

Dollar cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.

Automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

Cross-reinvestment/earnings sweep service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Death benefit before the annuity commencement date
If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during the life of the annuitant and change the beneficiary by filing a written request with the home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

The contract value available upon death is the value of the contract at the end of the valuation period during which the death claim is approved for payment by Lincoln Life. The approval of the death claim payment will occur after receipt of: (1) proof, satisfactory to us, of the death of the annuitant; (2) written authorization for payment; and (3) our receipt of all required claim forms fully completed.

Flexible premium deferred contracts (Multi-Fund(R) 2,3,4) and Single premium deferred contracts

If the annuitant dies before the annuity commencement date and the enhanced guaranteed minimum death benefit (EGMDB) is not in effect, a death benefit equal to the contract value will be paid to your designated beneficiary.

Prior to the annuity commencement date, an optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for annuitants up to age 75. Please check with your representative for availability to current contractowners.

If the annuitant dies before the annuity commencement date and the EGMDB is in effect, the death benefit paid to your designated beneficiary will be the greater of:

1.The contract value at the end of the valuation period when the death claim is approved for payment by Lincoln Life, or

2.The highest of:

  a.the contract value at the end of the valuation period when the EGMDB becomes effective and;

  b.the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium taxes incurred, if any; and

  c.the highest contract value, at the end of the valuation period, on any contract anniversary date up to and including age 75 following election of the EGMDB; increased by purchase payments and decreased by any withdrawals, annuitizations and premium taxes incurred after the EGMDB effective date or the contract anniversary on which the highest contract value occurred.

In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.

The EGMDB is not available under contracts issued to a contractowner, joint owner or annuitant who is age 75 or older at the time of issuance.

If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used.

The EGMDB will take effect on the valuation date when the EGMDB election form is approved at our home office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next valuation date. The owner may not reelect the EGMDB once it is discontinued. As of the annuity commencement date the EGMDB will be discontinued and the charge for the EGMDB will stop. See "Charges and other deductions--Deduction for the EGMDB."

Periodic premium deferred contracts (Multi-Fund(R) 1)

If the annuitant dies before the annuity commencement date, Lincoln Life will pay the beneficiary a death benefit equal to the greater of the following amounts:

1.The net purchase payments, or

2.The value of the contract less any outstanding loan balance.

Net purchase payments will mean the sum of all purchase payments credited to the contract less any amounts paid when a withdrawal occurs and less any outstanding loan balance.

If your state has not approved this death benefit provision, the applicable death benefit will be equal to the contract value.

Upon the death of the annuitant Federal Tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Annuity payouts will be made in accordance with applicable laws and regulations governing payment of death benefits. Notwithstanding any provision to the contrary, the payment of death benefits provided under the contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits are taxable. See "Federal tax matters--Taxation of death benefits."

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place upon the death of a beneficiary;

1.If any beneficiary dies before the annuitant, the contractowner may elect a new beneficiary. If no new beneficiary election is made, that beneficiary's interest will go to any other beneficiaries named, according to their respective interest. There are no restrictions on the beneficiary's use of the proceeds; and/or

2.If no beneficiary survives the annuitant, the proceeds will be paid to the contractowner or to his/her estate, as applicable.

Death of contractowner
If the contractowner of a nonqualified contract dies before the annuity commencement date, then, in compliance with the tax code, the cash surrender value (contract value less any applicable charges, fees, and taxes) of the contract will be paid as follows:

1.Upon the death of a non-annuitant contractowner, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the annuitant named in the contract; and

2.Upon the death of a contractowner, who is also the annuitant, the death will be treated as death of the annuitant and the provisions of this contract regarding death of annuitant will control. If the recipient of the proceeds is the surviving spouse of the contractowner, the contract may be continued in the name of that spouse as the new contractowner or as a contract for the benefit of the surviving spouse.

If you are a non-spouse beneficiary, the tax code requires that any distribution be paid within five years of the death of the contractowner unless the beneficiary begins receiving, within one year of the contractowner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the beneficiary's life expectancy.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln Life Financial Transaction Request Form for employer sponsored plans, i.e., 401(a), 403(b), and 457 markets; or upon your written request in the Non-Qualified, IRA, SEP, and SARSEP markets, subject to the rules below. If you specify that the charges be deducted from the remaining contract value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. A surrender/withdrawal after the annuity commencement date depends upon the annuity option selected. See "Annuity Payouts."

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or Section 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a Section 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the (a) annuitant attains age 59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

The amount available upon surrender/withdrawal is the cash surrender value at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total contract value. The minimum amount which can be withdrawn is $100. Where permitted by contract, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.

There are charges associated with surrender of a contract or withdrawal of contract value. See "Charges and other deductions." You may specify that the charges be deducted from the amount you request withdrawn or from the remaining contract value.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See "Federal tax matters."

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction.

Small Contract Surrenders
Lincoln Life may surrender your IRA or nonqualified contract in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected, 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender or other charge.

i4LIFE/SM/ Advantage (IRA Annuity Contracts ONLY)
The i4LIFE/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.302% for the i4LIFE/SM/ Advantage Account Value death benefit of the net asset value of the Account Value in the VAA. The charge for this option is .30% in addition to the mortality and expense risk charge of 1.002%. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.

i4LIFE/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with an account value of at least $50,000 and only if the annuitant is age 591/2 or older at the time the option is elected. You may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.

There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.

Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and the new i4LIFE/SM/ Advantage Account Value death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If i4LIFE/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE/SM/ Advantage begins, any automatic withdrawal service will terminate. See "The contracts".

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See "Annuity payouts--Variable annuity payouts" above for a more detailed explanation.

Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.

Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

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Withdrawals.  You may request a withdrawal at any time during the Access
Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See "Federal tax matters--Tax treatment of qualified contracts". Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See "Charges and other deductions".

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides the i4LIFE/SM/ Advantage Account Value Death Benefit.

Under any i4LIFE/SM/ Advantage death benefit, if you die during the Access Period, the i4LIFE/SM/ Advantage will terminate. Your beneficiary may start a new i4LIFE/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.

The i4LIFE/SM/ Advantage Account Value death benefit is the Account Value as of the day on which Lincoln Life approves the payment of the claim.

During the Access Period, i4LIFE/SM/ Advantage Account Value death benefit is available.

Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.

Availability of i4LIFE/SM/ Advantage. The introduction of i4LIFE/SM/ Advantage will vary depending on your state.

Termination. You may terminate i4LIFE/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before i4LIFE/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the i4LIFE/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE/SM/ Advantage.

Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at a guaranteed minimum interest rate per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. All fixed account rights and restrictions apply to the amounts held in the fixed side of the contract during the Access Period. See "Fixed side of the contract".

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners. We may defer payment of contract proceeds from the fixed account for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We may be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about a contractowner's account to government regulators.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. In the case of a qualified contract, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Lincoln Life offers the contracts through affiliated registered representatives who are registered with the NASD and are licensed to offer insurance in the states in which they do business. In addition to commissions, these representatives may be eligible for various benefits, such as bonuses, insurance benefits and subsidies. Payments may also be made for other ser-

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vices that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Lincoln Life also may offer the contracts through registered representatives of broker-dealers it maintains selling agreements with. These broker dealers and their registered representatives are also members of, and registered with, the NASD and are state insurance licensed. Commissions payable to registered representatives of a broker-dealer having a selling agreement with Lincoln Life will be paid to their respective broker-dealers. These broker-dealers may in turn pay a portion of the commissions to their registered representatives.

Registered representatives may be eligible for certain non-cash compensation programs, such as conferences or trips.

Lincoln Life offers the contracts to the public on a continuous basis and anticipates continuing to offer the contract but reserves the right to discontinue the offering.

For the flexible premium deferred annuity Multi-Fund(R) 2 and 3 contracts, the maximum commission which could be paid to dealers is equal to 5.25% on each purchase payment; plus up to 0.10% of the value of purchase payments in the variable annuity account while the EGMDB is in effect. For flexible premium deferred annuity Multi-Fund(R) 4 contracts, the maximum commission which could be paid to dealers is equal to 4.50% on each purchase payment; plus an annual continuing commission up to .40% of the value of the contract purchase payments invested for at least 15 months; plus up to 0.10% of the value of purchase payments in the variable annuity account while the EGMDB is in effect.

For the periodic premium deferred annuity contract, the maximum commission which could be paid to dealers is 9% on the total purchase payments received during the first contract year and 5.25% on each purchase payment in renewal contract years (or an equivalent schedule).

Ownership
As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries. The assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Contracts used for qualified plans may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.

Joint/contingent ownership
Joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Only spouses may be a joint owner on Multi-Fund(R) 4, flexible premium deferred annuity contracts except where not permitted by law.

A contingent owner may exercise ownership rights in this contract only after the contractowner dies.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-4LINCOLN (454-6265).

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law. (Please note the following exception: Contracts issued under qualified employee pension and profit-sharing trusts [described in Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified in the plan.)

The contract provides that all or part of the contract value may be used to purchase an annuity payment option. Optional forms of payout of annuities (annuity options) are available, each of which is payable on a variable basis, a fixed basis or a combination of both. We may choose to make other annuity options available in the future.

You may elect annuity payouts in monthly, quarterly, semi-annual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the annuitant would receive no payouts if death occurs before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The guaranteed period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a guaranteed period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The guaranteed period is selected by the contractowner.

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Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see "Variable annuity payouts") equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
(b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Life Annuity with Cash Refund. This option provides fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of 1.002% will be assessed on all variable annuity payouts (except for the i4LIFE/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.

Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each month thereafter.

We assume an investment return of 5% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) and series perform, relative to the 5% assumed rate. If the actual net investment rate (annualized) exceeds 5%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 5% annuity payments will decrease. There is a more complete explanation of this calculation in the SAI.

General information
The annuity commencement date is usually on or before the annuitant's 85th birthday; however you may change the annuity commencement date, change the annuity option, or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life with a 10 year guaranteed period annuity (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of annuitization), except when a joint life payout is required by law. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in the case of a joint life annuity) will be paid to your beneficiary as payouts become due.

i4LIFE/SM/ Advantage (Non-Qualified Annuity Contracts ONLY)
We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.302% for the i4LIFE/SM/ Advantage Account Value death benefit, and 1.652% for the i4LIFE/SM/ Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB), of the net asset value of the Account Value in the VAA. The charge for i4LIFE/SM/ Advantage Account Value death benefit is .30% in addition to the mortality and expense risk charge of 1.002%. The charge for the i4LIFE/SM/ Advantage Enhanced Guaranteed Minimum Death Benefit is .65% in addition to the mortality and risk charge of 1.002%. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular

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income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.

If your contract value is at least $50,000, you may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The annuitant may not be changed and additional purchase payments will not be accepted after i4LIFE/SM/ Advantage is elected.

There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.

At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See "Annuity payouts--Variable annuity payouts" above for a more detailed explanation.

Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions. See "Federal Tax matters--Taxation of annuity payouts". Depending on state approval, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.

Access Period. At the time you elect i4LIFE/SM/ Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See "Federal tax matters--Taxation of withdrawals and surrenders." Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See "Charges and other deductions."

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:

1.i4LIFE/SM/ Advantage Account Value Death Benefit; and

2.i4LIFE/SM/ Advantage Enhanced Guaranteed Minimum Death Benefit (EGMDB).

The i4LIFE/SM/ Advantage Account Value death benefit is the Account Value as of the day on which Lincoln Life approves the payment of the claim.

The charge under this death benefit is equal to an annual rate of 1.302% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.

The i4LIFE/SM/ Advantage EGMDB is the greatest of:

1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;

2.the Enhancement Amount (if elected at the time of application) specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any; or

3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 76th birthday of the deceased annuitant. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the

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  highest Account Value achieved on an anniversary following the election of
  i4LIFE/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB as the death benefit before i4LIFE/SM/ Advantage. If you elected the EGMDB after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.

The charge under this death benefit is equal to an annual rate of 1.652% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.

During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB may elect to change to the i4LIFE/SM/ Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB.

For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit. Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE/SM/ Advantage EGMDB, the death benefit will be equal to the Account Value as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the contractowner or joint owner is age 75 or older when added to the contract then the death benefit for this new contractowner or joint owner will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.

Guaranteed Income Benefit. Except for Multi-Fund(R) 1, on or about August 1, 2003 (pending state approval), the Guaranteed Income Benefit option will be available if you elect i4LIFE/SM/ Advantage. The annual charge is 1.802% of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is elected or 2.152% if the i4LIFE/SM/ Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE/SM/ Advantage is elected and will begin at the time i4LIFE/SM/ Advantage begins. Check with your investment representative regarding the availability of this benefit.

If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment.

The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and may reduce the value of your death benefit. After the Access Period ends, Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

1.A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.

2.You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.

There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time.

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next Periodic Income Commencement Date anniversary, and your annual charge will be reduced to 1.302% of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is selected or 1.652% of the net asset value if the i4LIFE/SM/ Advantage EGMDB death benefit is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE/SM/ Advantage.

Availability of i4LIFE/SM/ Advantage. The introduction of i4LIFE/SM/ Advantage will vary depending on your state.

Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at a guaranteed minimum interest rate. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.

Termination. You may not terminate i4LIFE/SM/ Advantage once you have elected it.

Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax con-sequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits if applicable are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains if applicable from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

   . if the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or

.. you receive as a series of substantially equal periodic payments based on your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA has introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for Federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.

.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions.

Under new proposed regulations, the presence of an enhanced death benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

.. received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or

.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and trans-fers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see "Federal Income Tax Withholding"). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Tax status of Lincoln Life
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instructions of contractowners that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the contractowner has the right to cast will be determined by applying the contractowner's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish contractowners with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares.

Distribution of the contracts

We are the distributor and principal underwriter of the contracts. They will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors Corporation (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the NASD. Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you first receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the fixed side of a contract, we will return purchase payments. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any account charge and any premium taxes which had been deducted. No surrender charge will be made. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained above, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Department of Insurance at all times. A full examination of our operations is conducted by that Department at least once every five years.

Restrictions under the Texas Optional Retirement Program

Title 8, Section 830.105 of the Texas Government Code, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interest in a variable annuity contract issued under the ORP only upon:

1.Termination of employment in all institutions of higher education as defined in Texas law;

2.Retirement; or

3.Death.

Accordingly, participants in the ORP will be required to obtain a certificate of termination from their employer(s) before accounts can be redeemed.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by the 1940 Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

Non-qualified, IRA and SEP contracts may have the option of electing to receive prospectuses, prospectus supplements, quarterly statements, and annual and semi-annual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile on the Internet Service Center. To learn more about this service and to confirm that eDelivery is available for your contract, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this Prospectus. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life, the VAA or the Principal Underwriter.

Statement of Additional Information Table of contents for the VAA

Item                                            Page
----------------------------------------------------
General information and history of Lincoln Life  B-2
----------------------------------------------------
Special terms                                    B-2
----------------------------------------------------
Services                                         B-2
----------------------------------------------------
Principal Underwriter                            B-2
----------------------------------------------------
Purchase of securities being offered             B-2
----------------------------------------------------
Calculation of investment results                B-2
----------------------------------------------------
Annuity payouts                                 B-10
----------------------------------------------------
Determination of accumulation and annuity unit
value                                           B-11
----------------------------------------------------
Advertising and sales literature                B-11
----------------------------------------------------
Additional Services                             B-13
----------------------------------------------------
The power of tax deferred growth                B-14
----------------------------------------------------
Tax benefits today                              B-14
----------------------------------------------------
Other information                               B-14
----------------------------------------------------
Financial statements                            B-14
----------------------------------------------------

.................................................................................
Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account C (Multi-Fund(R)).

                                (Please Print)

       Name _________________________ Social Security No. _______________

       Address __________________________________________________________

       City _________________________ State ________________________ Zip

Mail to Lincoln National Life Insurance Company, P.O. Box 9740, Fort Wayne, Indiana 46801

Appendix A--Condensed financial information

Accumulation unit values

The following information relating to accumulation unit values including the enhanced guaranteed minimum death benefit charge where applicable and number of accumulation units for each of the 10 years in the period ended December 31, 2002 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.

                               2002            2001             2000              1999               1998*
                          -------------- --------------   --------------   -----------------    ---------------
                            with without   with   without   with   without      with   without     with    without
                           EGMDB   EGMDB  EGMDB     EGMDB  EGMDB     EGMDB     EGMDB     EGMDB    EGMDB      EGMDB    1997
------------------------  ------ ------- ------ -------   ------ -------   -------   -------    -------    ------- -------
AllianceBernstein VP
 Growth Portfolio
Accumulation unit value
.. Beginning of period.... $0.680  $0.683 $0.902  $0.903   $1.000  $1.000**
.. End of period..........  0.481   0.485  0.680   0.683    0.902   0.903**   trading began in 2000.
Number of accumulation
 units
.. End of period (000's
 omitted)................    219  10,334     59   9,741      128   5,847
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP
 Technology Portfolio
Accumulation unit value
.. Beginning of period.... $0.565  $0.568 $0.768  $0.769   $1.000  $1.000**
.. End of period..........  0.324   0.327  0.565   0.568    0.768   0.769**   trading began in 2000.
Number of accumulation
 units
.. End of period (000's
 omitted)................    812  82,385  1,146  82,162    1,390  69,587
------------------------------------------------------------------------------------------------------------------------------
American Funds Growth
 Fund
Accumulation unit value
.. Beginning of period.... $0.803  $0.806 $0.993  $0.995   $1.000  $1.000**
.. End of period..........  0.598   0.603  0.803   0.806    0.993   0.995**   trading began in 2000.
Number of accumulation
 units
.. End of period (000's
 omitted)................  8,520 396,391  8,301 315,633    4,950 185,283
------------------------------------------------------------------------------------------------------------------------------
American Funds
 International Fund
Accumulation unit value
.. Beginning of period.... $0.680  $0.683 $0.860  $0.861   $1.000  $1.000**
.. End of period..........  0.571   0.576  0.680   0.683    0.860   0.861**   trading began in 2000.
Number of accumulation
 units
.. End of period (000's
 omitted)................  1,351  62,404    925  42,677      751  23,471
------------------------------------------------------------------------------------------------------------------------------
Baron Capital Asset Fund
Accumulation unit value
.. Beginning of period.... $1.284  $1.293 $1.158  $1.163   $1.205  $1.206    $1.000**  $1.000**
.. End of period..........  1.088   1.099  1.284   1.293    1.158   1.163     1.205**   1.206**   trading began in 1999.
Number of accumulation
 units...................
.. End of period (000's
 omitted)................  1,512  67,309  1,338  51,048    1,449  18,359       659     7,229
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Global Bond Series
Accumulation unit value
.. Beginning of period.... $1.097  $1.112 $1.116  $1.128   $1.121  $1.130    $1.179    $1.184     $1.107     $1.109  $0.991
.. End of period..........  1.354   1.377  1.097   1.112    1.116   1.128     1.121     1.130     $1.179      1.184    1.11
Number of accumulation
 units
.. End of period (000's
 omitted)................    750  59,607    284  10,483      271  10,063       406    12,321        373     12,899  11,177
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap
 Value Series
Accumulation unit value
.. Beginning of period.... $1.601  $1.622 $1.687  $1.705   $1.535  $1.547    $1.603    $1.611     $1.459     $1.461  $1.126
.. End of period..........  1.285   1.306  1.601   1.622    1.687   1.705     1.535     1.547      1.603      1.611   1.461
Number of accumulation
 units
.. End of period (000's
 omitted)................  1,981  65,576  2,611  65,730    2,258  51,384     3,351    72,781      4,111     90,935  64,052
------------------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series
Accumulation unit value
.. Beginning of period.... $1.256  $1.262 $1.169  $1.171   $1.000  $1.000**
.. End of period..........  1.295   1.306  1.256   1.262    1.169   1.171**    trading began in 2000.
Number of accumulation units
.. End of period (000's
 omitted)................  1,369  81,593    542  36,906      267  25,238
------------------------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value
 Series
Accumulation unit value
.. Beginning of period.... $1.021  $1.023 $1.000  $1.000**
.. End of period..........  0.950   0.955  1.021   1.023       trading began in 2001.
Number of accumulation
 units
.. End of period (000's
 omitted)................  2,038  99,645  1,115  35,698
------------------------------------------------------------------------------------------------------------------------------



                               1996     1995    1994       1993
------------------------  -------    ------- -------    -------
AllianceBernstein VP
 Growth Portfolio
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
 units
.. End of period (000's
 omitted)................
------------------------------------------------------------------
AllianceBernstein VP
 Technology Portfolio
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
 units
.. End of period (000's
 omitted)................
------------------------------------------------------------------
American Funds Growth
 Fund
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
 units
.. End of period (000's
 omitted)................
------------------------------------------------------------------
American Funds
 International Fund
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
 units
.. End of period (000's
 omitted)................
------------------------------------------------------------------
Baron Capital Asset Fund
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
 units...................
.. End of period (000's
 omitted)................
------------------------------------------------------------------
Delaware VIP Global Bond Series
Accumulation unit value
.. Beginning of period....  $1.000**
.. End of period..........   0.991**   trading began in 1996.
Number of accumulation
 units
.. End of period (000's
 omitted)................  23,508
------------------------------------------------------------------
Delaware VIP Large Cap
 Value Series
Accumulation unit value
.. Beginning of period....  $1.000**
.. End of period..........   1.126**   trading began in 1996.
Number of accumulation
 units
.. End of period (000's
 omitted)................  12,220
------------------------------------------------------------------
Delaware VIP REIT Series
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation units
.. End of period (000's
 omitted)................
------------------------------------------------------------------
Delaware Small Cap Value
 Series
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
 units
.. End of period (000's
 omitted)................
------------------------------------------------------------------

 * The EGMDB became available in June 1997, the first full year was 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                               2002            2001            2000              1999             1998*
                          --------------- --------------- --------------- -----------------   --------------
                             with without    with without    with without      with   without   with   without
                            EGMDB   EGMDB   EGMDB   EGMDB   EGMDB   EGMDB     EGMDB     EGMDB  EGMDB     EGMDB    1997      1996
------------------------- ------- ------- ------- ------- ------- ------- -------   -------   ------   ------- ------- -------
Delaware VIP Trend Series
Accumulation unit value
.. Beginning of period....  $1.761  $1.784 $ 2.107  $2.129  $2.293  $2.310  $1.362    $1.368   $1.189    $1.191  $1.111  $1.000**
.. End of period..........   1.391   1.414   1.761   1.784   2.107   2.129   2.293     2.310    1.362     1.368   1.191   1.111**
Number of accumulation
 units
.. End of period
 (000's omitted).........   3,493 193,594   4,412 214,491   5,357 237,093   2,693   138,282    1,522    63,364  46,558   7,613
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP
Contrafund(R) Portfolio
Accumulation unit value
.. Beginning of period....  $0.911  $0.918  $1.053  $1.058  $1.144  $1.145  $1.000**  $1.000**
.. End of period..........   0.815   0.823   0.911   0.918   1.053   1.058   1.144**   1.145**   trading began in 1999.
Number of accumulation
units
.. End of period (000's
omitted).................   2,110  79,402   1,861  67,482   2,642  60,902   1,475    21,393
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth
Portfolio
Accumulation unit value
.. Beginning of period....  $0.847  $0.852  $1.042  $1.047  $1.188  $1.189  $1.000**  $1.000**
.. End of period..........   0.583   0.589   0.847   0.852   1.042   1.047   1.188**   1.189**   trading began in 1999.
Number of accumulation
units
.. End of period (000's
omitted).................   2,307 132,663   3,348 147,580   4,153 151,548   1,636    44,763
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
Accumulation unit value
.. Beginning of period....  $0.914  $0.921  $1.194  $1.199  $1.434  $1.436  $1.000**  $1.000**
.. End of period..........   0.672   0.679   0.914   0.921   1.194   1.199   1.434**   1.434**   trading began in 1999.
Number of accumulation
units
.. End of period (000's
 omitted)................   3,506 288,544   4,479 332,226   6,257 350,629   1,912   100,156
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth
 Fund
Accumulation unit value
.. Beginning of period....  $1.387  $1.406  $2.106  $2.128  $2.193  $2.209  $1.559    $1.567   $1.684    $1.687  $1.384  $1.196
.. End of period..........   0.955   0.971   1.387   1.406   2.106   2.128   2.193     2.209    1.559     1.567   1.687   1.384
Number of accumulation
units
.. End of period (000's
 omitted)................   1,471 180,725   1,978 208,741   2,440 233,579   1,658   175,705    1,953   204,322 199,221 172,630
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Bond Fund
Accumulation unit value
.. Beginning of period....  $5.631  $5.708  $5.227  $5.282  $4.776  $4.812  $5.002    $5.024   $4.625    $4.632  $4.283  $4.228
.. End of period..........   6.123   6.225   5.631   5.708   5.227   5.282   4.776     4.812    5.002     5.024   4.632   4.283
Number of accumulation
units
.. End of period (000's
 omitted)................   1,454  71,278   1,340  69,137     866  51,469   1,022    61,314    1,160    70,180  60,078  62,709
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation
 Fund
Accumulation unit value
.. Beginning of period....  $2.235  $2.265  $3.055  $3.087  $3.678  $3.706  $2.562    $2.574   $1.881    $1.884  $1.520  $1.294
.. End of period..........   1.611   1.638   2.235   2.265   3.055   3.087   3.678     3.706    2.562     2.574   1.884   1.520
Number of accumulation
units
.. End of period (000's
 omitted)................   4,979 380,626   7,044 459,882   8,960 512,513   8,525   487,946    4,553   284,822 234,328 174,073
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Equity Income Fund
Accumulation unit value
.. Beginning of period....  $2.502  $2.536  $2.735  $2.764  $2.505  $2.524  $2.388    $2.399   $2.146    $2.150  $1.663  $1.391
.. End of period..........   2.082   2.117   2.502   2.536   2.735   2.764   2.505     2.524    2.388     2.399   2.150   1.663
Number of accumulation
units
.. End of period (000's
 omitted)................   4,663 270,819   5,213 295,064   5,125 295,309   5,812   373,381    5,898   395,671 371,051 275,632
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund
Accumulation unit value
.. Beginning of period....  $2.841  $2.880  $3.121  $3.154  $3.343  $3.369  $3.042    $3.056   $2.716    $2.720  $2.302  $2.013
.. End of period..........   2.468   2.509   2.841   2.880   3.121   3.154   3.343     3.369    3.042     3.056   2.720   2.302
Number of accumulation
units
.. End of period (000's
 omitted)................   1,036  91,800   1,238 107,467   1,388 118,935   1,697   141,033    1,888   155,191 159,590 140,242
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income
Fund
Accumulation unit value
.. Beginning of period.... $10.378 $10.520 $11.844 $11.970 $13.278 $13.379 $11.444   $11.497   $9.635    $9.650  $7.453  $6.292
.. End of period..........   7.985   8.118  10.378  10.520 $11.844  11.970  13.278    13.379   11.444    11.497   9.650   7.453
Number of accumulation
units
.. End of period (000's
omitted).................   1,426 220,520   1,936 264,033   2,236 288,297   2,510   338,008    2,252   353,739 357,850 332,885
---------------------------------------------------------------------------------------------------------------------------------
Lincoln VIP
International Fund
Accumulation unit value
.. Beginning of period....  $1.793  $1.817  $2.018  $2.039  $2.042  $2.057  $1.765    $1.773   $1.560    $1,562  $1.488  $1.368
.. End of period..........   1.579   1.605   1.793   1.817   2.018   2.039   2.042     2.057    1.765     1.773   1.562   1.488
Number of accumulation
units
.. End of period (000's
omitted).................   1,479 151,948   1,793 170,071  $1,884 191,475   2,589   248,150    2,375   275,657 294,705 294,570
---------------------------------------------------------------------------------------------------------------------------------



                             1995    1994      1993
------------------------- ------- ------- -------
Delaware VIP Trend Series
Accumulation unit value
.. Beginning of period....
.. End of period..........    trading began in 1996.
Number of accumulation
 units
.. End of period
 (000's omitted).........
---------------------------------------------------
Fidelity(R) VIP
Contrafund(R) Portfolio
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
units
.. End of period (000's
omitted).................
---------------------------------------------------
Fidelity(R) VIP Growth
Portfolio
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
units
.. End of period (000's
omitted).................
---------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
Accumulation unit value
.. Beginning of period....
.. End of period..........
Number of accumulation
units
.. End of period (000's
 omitted)................
---------------------------------------------------
Lincoln VIP Aggressive Growth
 Fund
Accumulation unit value
.. Beginning of period....  $0.896  $1.000  $1.000**
.. End of period..........   1.196   0.896   1.000**
Number of accumulation
units
.. End of period (000's
 omitted)................ 114,518  67,547     110
---------------------------------------------------
Lincoln VIP Bond Fund
Accumulation unit value
.. Beginning of period....  $3.585  $3.780  $3.398
.. End of period..........   4.228   3.585   3.780
Number of accumulation
units
.. End of period (000's
 omitted)................  62,644  57,900  62,765
---------------------------------------------------
Lincoln VIP Capital Appreciation
 Fund
Accumulation unit value
.. Beginning of period....  $1.017  $1.000  $1.000**
.. End of period..........   1.294   1.017   1.000**
Number of accumulation
units
.. End of period (000's
 omitted)................  98,067  52,125     110
---------------------------------------------------
Lincoln VIP Equity Income Fund
Accumulation unit value
.. Beginning of period....  $1.046  $1.000  $1.000**
.. End of period..........   1.391   1.046   1.000**
Number of accumulation
units
.. End of period (000's
 omitted)................ 171,817  75,383     110
---------------------------------------------------
Lincoln VIP Global Asset Allocation Fund
Accumulation unit value
.. Beginning of period....  $1.642  $1.689  $1.453
.. End of period..........   2.013   1.642   1.689
Number of accumulation
units
.. End of period (000's
 omitted)................ 126,558 122,061  92,778
---------------------------------------------------
Lincoln VIP Growth and Income
Fund
Accumulation unit value
.. Beginning of period....  $4.593  $4.579  $4.084
.. End of period..........   6.292   4.593   4.579
Number of accumulation
units
.. End of period (000's
omitted)................. 291,063 253,621 226,072
---------------------------------------------------
Lincoln VIP
International Fund
Accumulation unit value
.. Beginning of period....  $1.271  $1.243   $.901
.. End of period..........   1.368   1.271   1.243
Number of accumulation
units
.. End of period (000's
omitted)................. 261,509 248,639 129,551
---------------------------------------------------

 * The EGMDB became available in June 1997, the first full year was 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                                             2002            2001            2000             1999
                                        -------------- --------------   -------------- ----------------
                                          with without   with   without   with without     with   without
                                         EGMDB   EGMDB  EGMDB     EGMDB  EGMDB   EGMDB    EGMDB     EGMDB
--------------------------------------- ------ ------- ------ -------   ------ ------- ------   -------
Lincoln VIP Managed Fund
Accumulation unit value
.. Beginning of period.................. $5.262  $5.334 $5.418  $5.476   $5.568  $5.610 $5.236    $5.260
.. End of period........................  4.620   4.697  5.262   5.334    5.418   5.476  5.568     5.610
Number of accumulation units
.. End of period (000's
omitted)...............................  1,032 107,493  1,348 125,272    1,380 134,757  1,652   160,785
----------------------------------------------------------------------------------------------------------
Lincoln VIP Money Market
Fund Accumulation unit
value
.. Beginning of period.................. $2.784  $2.823 $2.712  $2.741   $2.590  $2.610 $2.505    $2.517
.. End of period........................  2.787   2.834  2.784   2.823    2.712   2.741  2.590     2.610
Number of accumulation
units
.. End of period (000's
omitted)...............................  1,102  52,868  1,490  59,333    1,035  51,400  1,837    66,404
----------------------------------------------------------------------------------------------------------
Lincoln VIP Social
Awareness Fund
Accumulation unit value
.. Beginning of period.................. $5.384  $5.458 $6.029  $6.093   $6.664  $6.714 $5.848    $5.875
.. End of period........................  4.139   4.208  5.384   5.458    6.029   6.093  6.664     6.714
Number of accumulation
units
.. End of period (000's
omitted)...............................  2,612 186,476  3,328 216,069    3,803 231,315  4,697   273,562
----------------------------------------------------------------------------------------------------------
Lincoln VIP
Special Opportunities Fund Accumulation
unit value
.. Beginning of period.................. $9.451  $9.580 $9.375  $9.475   $8.185  $8.248 $8.681    $8.721
.. End of period........................  8.235   8.373  9.451   9.580    9.375   9.475  8.185     8.248
Number of accumulation
units
.. End of period (000's
omitted)...............................    433  47,787    513  51,627      526  52,279    819    75,238
----------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities
 Series
Accumulation unit value
.. Beginning of period.................. $0.785  $0.786 $1.000  $1.000**
.. End of period........................  0.599   0.601  0.785   0.786    trading began in 2001.
Number of accumulation
 units
.. End of period (000's omitted)........    235   8,174    184   5,324
----------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
Accumulation unit value
.. Beginning of period.................. $0.994  $1.001 $1.336  $1.341   $1.463  $1.464 $1.000**  $1.000**
.. End of period........................  0.693   0.700  0.994   1.001    1.336   1.341  1.463     1.464**
Number of accumulation
 units
.. End of period (000's
 omitted)..............................  1,367 118,904  1,759 135,027    2,408 149,211    216    15,336
----------------------------------------------------------------------------------------------------------
Neuberger Berman
 AMT Partners Portfolio
Accumulation unit value
.. Beginning of period.................. $0.963  $0.970 $1.004  $1.008   $1.010  $1.011 $1.000**  $1.000**
.. End of period........................  0.721   0.729  0.963   0.970    1.004   1.008  1.010**   1.011**
Number of accumulation
 units
.. End of period (000's
 omitted)..............................    441  17,092    413  19,445      164   9,111    449     2,642
----------------------------------------------------------------------------------------------------------
Putnam VIT Health
 Sciences Fund
Accumulation unit value
.. Beginning of period.................. $0.944  $0.946 $1.000  $1.000**
.. End of period........................  0.742   0.746  0.944   0.946    trading began in 2001.
Number of accumulation
 units
.. End of period (000's
 omitted)..............................    190   9,009     62   4,893
----------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500
 Index Fund
Accumulation unit value
.. Beginning of period.................. $0.845  $0.851 $0.975  $0.979   $1.088  $1.089 $1.000**  $1.000**
.. End of period........................  0.648   0.654  0.845   0.851    0.975   0.979  1.088*    1.089**
Number of accumulation
 units
.. End of period (000's
 omitted)..............................  2,272 134,274  2,806 124,683    2,777 101,666  1,320    47,135
----------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap
Index Fund
Accumulation unit value
.. Beginning of period.................. $1.112  $1.119 $1.103  $1.108   $1.163  $1.164 $1.000**  $1.000**
.. End of period........................  0.871   0.880  1.112   1.119    1.103   1.108  1.163**   1.164**
Number of accumulation
units
.. End of period (000's
omitted)...............................    760  21,806    842  19,132      819  11,611    141     3,093
----------------------------------------------------------------------------------------------------------

                                            1998*
                                        --------------
                                          with   without
                                         EGMDB     EGMDB    1997    1996    1995    1994    1993
--------------------------------------- ------   ------- ------- ------- ------- ------- -------
Lincoln VIP Managed Fund
Accumulation unit value
.. Beginning of period.................. $4.707    $4.714  $3.913  $3.515  $2.747  $2.827  $2.558
.. End of period........................  5.236     5.260   4.714   3.913   3.515   2.747   2.827
Number of accumulation units
.. End of period (000's
omitted)...............................  1,775   178,768 179,210 178,496 172,789 167,184 162,485
------------------------------------------------------------------------------------------------
Lincoln VIP Money Market
Fund Accumulation unit
value
.. Beginning of period.................. $2.415    $2.419  $2.324  $2.235  $2.137  $2.079  $2.044
.. End of period........................  2.505     2.517   2.419   2.324   2.235   2.137   2.079
Number of accumulation
units
.. End of period (000's
omitted)...............................    644    46,571  36,107  40,057  35,136  37,106  39,763
------------------------------------------------------------------------------------------------
Lincoln VIP Social
Awareness Fund
Accumulation unit value
.. Beginning of period.................. $4.942    $4.950  $3.638  $2.843  $2.005  $2.021  $1.796
.. End of period........................  5.848     5.875   4.950   3.638   2.843   2.005   2.021
Number of accumulation
units
.. End of period (000's
omitted)...............................  5,136   304,204 251,168 175,970 106,204  83,069  69,006
------------------------------------------------------------------------------------------------
Lincoln VIP
Special Opportunities Fund Accumulation
unit value
.. Beginning of period.................. $8.236    $8.249  $6.505  $5.618  $4.303  $4.392  $3.740
.. End of period........................  8.681     8.721   8.249   6.505   5.618   4.303   4.392
Number of accumulation
units
.. End of period (000's
omitted)...............................    899    98,734 101,475  97,744  88,993  73,673  62,314
------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities
 Series
Accumulation unit value
.. Beginning of period..................
.. End of period........................
Number of accumulation
 units
.. End of period (000's omitted)........
------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
Accumulation unit value
.. Beginning of period..................
.. End of period........................   trading began in 1999.
Number of accumulation
 units
.. End of period (000's
 omitted)..............................
------------------------------------------------------------------------------------------------
Neuberger Berman
 AMT Partners Portfolio
Accumulation unit value
.. Beginning of period..................
.. End of period........................   trading began in 1999.
Number of accumulation
 units
.. End of period (000's
 omitted)..............................
------------------------------------------------------------------------------------------------
Putnam VIT Health
 Sciences Fund
Accumulation unit value
.. Beginning of period..................
.. End of period........................
Number of accumulation
 units
.. End of period (000's
 omitted)..............................
------------------------------------------------------------------------------------------------
Scudder VIT Equity 500
 Index Fund
Accumulation unit value
.. Beginning of period..................
.. End of period........................ trading began in 1999.
Number of accumulation
 units
.. End of period (000's
 omitted)..............................
------------------------------------------------------------------------------------------------
Scudder VIT Small Cap
Index Fund
Accumulation unit value
.. Beginning of period..................
.. End of period........................ trading began in 1999.
Number of accumulation
units
.. End of period (000's
omitted)...............................
------------------------------------------------------------------------------------------------

 * The EGMDB became available in June 1997, the first full year was 1998.

** These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

                                                                            A-3